Income Tax Expense (Parenthetical) (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)		Mar. 31, 2012 INR		Mar. 31, 2011 INR		Mar. 31, 2010 INR		Mar. 31, 2012 Amortization of intangible assets INR	Mar. 31, 2011 Amortization of intangible assets INR	Mar. 31, 2010 Amortization of intangible assets INR
Components Of Income Tax Expense Benefit [Line Items]
Deferred income tax benefits on the amortization of intangible assets	$ (38.3)	[1]	(1,950.0)	[1]	(1,207.1)	[1]	(1,318.3)	[1]	805.1	919.1	1,281.3
Change in the unrealized net (loss) gain on available for sale securities, tax			782.3		2,402.1		2,955.3

[1]	Includes deferred income tax benefits on the amortization of intangible assets of Rs. 1,281.3 million, Rs. 919.1 million and Rs.805.1 million for fiscals 2010, 2011 and 2012, respectively.